CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (USD $)	Total	Common stock [Member]	Additional paid-in capital [Member]	Note receivable, related party [Member]	Accumulated Deficit [Member]
Balance at Dec. 31, 2011	$ 1,336,470	$ 5,971	$ 18,042,711		$ (16,712,212)
Balance (in shares) at Dec. 31, 2011		5,970,935
Issuance of stock, net of offering costs	1,448,309	679	1,447,630
Issuance of stock, net of offering costs, shares		679,094
Issuance of common stock in exchange for note receivable, related party, including interest of $1,250	(1,250)	87	198,735	(200,072)
Issuance of common stock in exchange for note receivable, related party, including interest of $1,250, shares		87,009
Conversion of notes payable and accrued interest to common stock	1,016,132	458	1,015,674
Conversion of notes payable and accrued interest to common stock		457,872
Stock based compensation expense	40,000		40,000
Net Loss	(2,703,742)				(2,703,742)
Balance at Dec. 31, 2012	1,135,919	7,195	20,744,750	(200,072)	(19,415,954)
Balance (in shares) at Dec. 31, 2012	7,194,910	7,194,910
Issuance of stock, net of offering costs	1,010,000	452	1,009,548
Issuance of stock, net of offering costs, shares		451,871
Issuance of warrants in connection with convertible note	90,000		90,000
Effect of reverse merger adjustment		531	(531)
Effect of reverse merger adjustment, shares		530,612
Conversion of convertible notes payable, including beneficial conversion feature	2,140,000	686	2,139,314
Conversion of convertible notes payable, including beneficial conversion feature, shares		686,275
Reclassification and accretion of puttable common stock	(393,780)	(131)	(393,649)
Reclassification and accretion of puttable common stock, shares		(131,287)
Stock based compensation expense	70,156		70,156
Accrued interest receivable	(2,000)			(2,000)
Net Loss	(3,951,590)				(3,951,590)
Balance at Dec. 31, 2013	$ 98,705	$ 8,733	$ 23,659,588	$ (202,072)	$ (23,367,544)
Balance (in shares) at Dec. 31, 2013	8,732,381	8,732,381